Current and deferred income tax liability (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Current Tax Expense
Current income tax	$ 25,432	$ 23,416
Total Current Tax Expense	25,432	23,416
Deferred Tax Recovery
Deferred Tax Expense (recovery)	908	(13,068)
Total Deferred Tax Expense (recovery)	908	(13,068)
Total tax expense	$ 26,340	$ 10,348